Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Summary of Restated Consolidated Statments of Stockholder's Equity) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance				$ 25,934	$ 25,934	$ 25,041
Net income (loss)	$ 398	$ (2,292)	$ (171)	390	(1,675)	3,297	$ 591
Other comprehensive income (loss), net of tax					(15,963)	(3,593)	3,185
Balance	8,604				8,604	25,934	25,041
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance				22,860	22,860
Net income (loss)					(1,285)	2,109
Other comprehensive income (loss), net of tax					(13,617)	(2,477)
Balance	8,266				8,266	22,860
Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance				3,074	3,074	4,822
Net income (loss)					(390)	1,188
Other comprehensive income (loss), net of tax					(2,346)	(1,116)
Balance	338				338	3,074	4,822
Common Stock [Member]
Balance				11,950	11,950	11,853	11,312
Capital contribution from Lincoln National Corporation					925	65	510
Stock compensation/issued for benefit plans					28	32	31
Balance	12,903				12,903	11,950	11,853	$ 11,312
Common Stock [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance				11,950	11,950	11,853
Capital contribution from Lincoln National Corporation					925	65
Stock compensation/issued for benefit plans					28	32
Balance	12,903				12,903	11,950	11,853
Retained Earnings [Member]
Balance				3,734	3,734	4,167	4,437
Capital contribution from Lincoln National Corporation							(1,820)	(201)
Net income (loss)					(1,675)	3,297	591
Dividends paid to Lincoln National Corporation					(645)	(1,910)	(660)
Balance	1,414				1,414	3,734	4,167	4,437
Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance				4,366	4,366	4,167
Net income (loss)					(1,285)	2,109
Dividends paid to Lincoln National Corporation					(645)	(1,910)
Balance	2,436				2,436	4,366	4,167
Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance				(632)	(632)	(1,820)
Net income (loss)					(390)	1,188
Balance	(1,022)				(1,022)	(632)	(1,820)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance				10,250	10,250	9,021	5,836
Other comprehensive income (loss), net of tax					(15,963)	(3,593)	3,185
Balance	(5,713)				(5,713)	10,250	9,021	$ 5,836
Accumulated Other Comprehensive Income (Loss) [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance				6,544	6,544	9,021
Other comprehensive income (loss), net of tax					(13,617)	(2,477)
Balance	(7,073)				(7,073)	6,544	9,021
Accumulated Other Comprehensive Income (Loss) [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance				3,706	3,706	4,822
Other comprehensive income (loss), net of tax					(2,346)	(1,116)
Balance	1,360				1,360	3,706	4,822
As Previously Reported [Member]
Balance				22,380	22,380
Net income (loss)					(1,273)	1,629
Other comprehensive income (loss), net of tax					(13,617)	(2,477)
Balance	7,798				7,798	22,380
As Previously Reported [Member] | Common Stock [Member]
Balance				11,950	11,950	11,853
Capital contribution from Lincoln National Corporation					925	65
Stock compensation/issued for benefit plans					28	32
Balance	12,903				12,903	11,950	11,853
As Previously Reported [Member] | Retained Earnings [Member]
Balance				3,886	3,886	4,167
Net income (loss)					(1,273)	1,629
Dividends paid to Lincoln National Corporation					(645)	(1,910)
Balance	1,968				1,968	3,886	4,167
As Previously Reported [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Balance				6,544	6,544	9,021
Other comprehensive income (loss), net of tax					(13,617)	(2,477)
Balance	(7,073)				(7,073)	6,544	$ 9,021
Restatement Impacts [Member]
Balance				480	480
Net income (loss)					(12)	480
Balance	468				468	480
Restatement Impacts [Member] | Retained Earnings [Member]
Balance				$ 480	480
Net income (loss)					(12)	480
Balance	$ 468				$ 468	$ 480